Property, Plant and Equipment, net - Summary of Property, Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		¥ 71,477		¥ 27,451
Less: Accumulated depreciation	[1]	(23,016)		(17,200)
Property, equipment and equipment, net		48,461	$ 7,605	10,251
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		31,041		17,313
Leaseholds improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		27,238		4,958
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		10,755		2,820
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		¥ 2,443		¥ 2,360

[1]	Depreciation expenses for the years ended December 31, 2019, 2020 and 2021 were RMB 3,441 thousand, RMB 4,684 thousand and RMB 6,474 thousand, respectively.